Summary of Significant Accounting Policies (Policies)	6 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of presentation

a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the years ended March 31, 2025 and 2024.

Principles of consolidation

b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

c)	Use of estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, prepayments, and other receivables, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets and provision necessary for contingent liabilities. Actual results could differ from those estimates.

Cash
d)	Cash
Cash includes cash on hand, bank accounts, interest bearing savings accounts. The Group maintains most of the bank accounts in the PRC.
Accounts receivable, net

e)	Accounts receivable, net

Accounts receivables are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Group usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Group establishes a provision for doubtful receivables when there is objective evidence that the Group may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. The Group recorded $162,260 and $160,616 credit loss as of September 30, 2025 and March 31, 2025.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Long-term investment

f)	Long-term investment

Long-term investments represent the Group’s investment in privately held company. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance common stock, according to ASC Topic 323, Investment—Equity Method and Joint Ventures (“ASC 323”), over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in share of results of equity investees in the consolidated statements of operations and comprehensive income/(loss) and its share of post-acquisition movements of accumulated other comprehensive income/(loss) are recorded in accumulated other comprehensive income/(loss) as a component of shareholders’ equity. The Group records its share of the results of equity investments on one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee.

Property and equipment, net

g)	Property and equipment, net

Property and equipment are recorded at cost including the cost of improvements and stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight-line method based on the estimated useful lives of the assets as follows:

Server hardware	5 years
Vehicles	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterment which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income in other income or expenses.

Direct costs that are related to the construction of property and equipment and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Lease

h)	Lease

Leases are classified at lease commencement date as either a finance lease or an operating lease. A lease is a finance lease if it meets any of the following criteria: (a) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term. (b) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (c) the lease term is for the major part of the remaining economic life of the underlying asset, (d) the present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset or (e) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. When none of the foregoing criteria is met, the lease shall be classified as an operating lease.

For a lessee, a lease is recognized as a right-of-use asset with a corresponding liability at lease commencement date. The lease liability is calculated at the present value of the lease payments not yet paid by using the lease term and discount rate determined at lease commencement. The right-of-use asset is calculated as the lease liability, increased by any initial direct costs and prepaid lease payments, reduced by any lease incentives received before lease commencement. The right-of-use asset itself is amortized on a straight-line basis unless another systematic method better reflects how the underlying asset will be used by and benefits the lessee over the lease term.

The Company estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Company considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Impairment of long-lived assets

i)	Impairment of long-lived assets

The Group evaluates its long-lived assets with finite lives for impairment in accordance with ASC 360-10 whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value.

Fair value of financial instruments

j)	Fair value of financial instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 - Quoted prices in active markets for identical assets and liabilities.

●	Level 2 - Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Revenue recognition

k)	Revenue recognition

The  Group has adopted Accounting Standards Codification Topic 606, “Revenue from Contracts with Customers” (“ASC 606”) effective as of April 1, 2018. Under ASC 606, the Group recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Group expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Group performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Group applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer.

The Company’s revenue is principally derived from technology services including software development as well as comprehensive cloud services for private companies, academic institutions and government agencies in PRC, which is recognized proportionally over the time throughout service period. As the Company was obliged to perform the services and the transaction prices were determined by the Company and customers, the Company recognized the revenue as a principal.

The Company also generates revenue from software system sales for the purpose of intelligent office operation, resource scheduling and management for private companies in PRC. The product sales revenue is recognized upon the time the customer signs the acceptance note. As the Company was obliged to provide the products and the transaction prices were determined by the Company and customers, the Company recognized the revenue as a principal.

The Company also generated revenue from the rendering of education services as principal to the members through an online education platform under Wuxi Kingway Technology Co., Ltd. (“Wuxi Wangdao”) prior to the termination of VIE on March 17, 2025. The Company recognizes service revenues on a gross basis as the Company is responsible to fulfill the promise to provide specified services. Revenues are recognized proportionally over the time throughout the service period or the VIE termination date, March 17, 2025, whichever is earlier. Upon the termination of VIE, the Company is no longer responsible for remaining unfulfilled performance obligations related to education services generated from the online education platform under Wuxi Wangdao.

Consistent with the criteria of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), the Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised service to a customer. In accordance with ASC 606, the Group evaluates whether it is appropriate to record the gross amount of education services and related costs or the net amount earned as revenue. As the Group obtains control of the specified education services before they are transferred to the customers, thus the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified services transferred.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Employee benefit expenses

l)	Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing funds through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group recorded employee benefit expenses of $42,023 and $34,867 for the six months periods ended September 30, 2025 and 2024, respectively.

The Company grants share-based compensations to the management. The ordinary shares of the Company will be vested on the maturity date as assigned on bonus letter to the management, subject to their remaining in the continuous service of the Company or its affiliates on such date. The Company recorded employee benefit expenses over the period of service-term as assigned in the bonus letter.

Selling and marketing expenses

m)	Selling and marketing expenses

Selling and marketing are expensed as incurred in accordance with ASC 720-35. Among these, marketing and promotion costs were $3,485 and $503 for the six months periods ended September 30, 2025 and 2024, respectively.

Income taxes

n)	Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance also applies to the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its consolidated statement of operations. There were no interest and penalties associated with uncertain tax positions for the six months periods ended September 30, 2025 and 2024. As of September 30, 2025 and March 31, 2025, the Group did not have any significant unrecognized uncertain tax positions.

Value added tax (“VAT”)

o)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from the rendering of education services to the members through online education platform. The Group records revenue net of output VAT. This output VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of tax payable on the consolidated balance sheets.

The Group is subject to VAT at the rate of 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Related parties

p)	Related parties

The Company identifies related parties, and accounts for and discloses related party transactions in accordance with ASC 850, Related Party Disclosures, and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if they have the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Statutory reserves

q)	Statutory reserves

The Company’s PRC subsidiaries are required to make appropriations to certain non-distributable reserve funds.

In accordance with China’s Company Laws, the Company’s PRC subsidiary that are Chinese companies, must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries that are foreign investment enterprises in China have to make appropriations from their after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective company’s discretion. The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses to increase the registered capital of the respective company. These reserves are not allowed to be transferred out as cash dividends, loans or advances, nor can they be distributed except under liquidation.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Earnings per share

r)	Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as Net profit divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

s)	Foreign currency translation

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The consolidated financial statements are reported using U.S. Dollars as the reporting currency. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of operations and comprehensive income.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s consolidated financial condition in terms of reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	September 30, 2025	March 31, 2025	September 30, 2024
Year-end spot rate	US$1=7.1055 RMB	US$1=7.1782 RMB	US$1=7.0074 RMB
Average rate	US$1=7.1505 RMB	US$1=7.1349 RMB	US$1=7.0994 RMB

Comprehensive income / (loss)
t)	Comprehensive income / (loss)

Comprehensive income/(loss) is defined as the changes in shareholders’ equity during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income or loss is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the accompanying consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Dividends

u) Dividends

Dividends are recognized when declared. No dividends were declared for the six months periods ended September 30, 2025 and 2024, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand the business.

Segment reporting

v)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses by operating segments in its internal reporting, and reports costs and expenses by nature as a whole. The Group’s CODM, who has been identified as the CEO, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. As the Group generates all of its revenue in the PRC, no geographical segments are presented. For segment information, the primary financial statements are to be referred as the Group only has one single reportable segment.

Risks and uncertainties

w)	Risks and uncertainties

Exchange Rate Risks

The Company’s Chinese subsidiaries may be exposed to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. Dollar and the RMB. As of September 30, 2025 and March 31, 2025, the RMB denominated cash and cash equivalents amounted to $466,683 and $979,005, respectively.

Currency Convertibility Risks

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Concentration of Credit Risks

Financial instruments that potentially subject the Group to concentration of credit risks consist primarily of cash and cash equivalents and accounts receivable, the balances of which stated on the consolidated balance sheets represented the Group’s maximum exposure. The Group places its cash and cash equivalents in good credit quality financial institutions in China. In China, the insurance coverage of each bank is RMB 500,000 (approximately $72,000). Management believes that the credit risk on cash in bank is limited because the counterparties are recognized financial institutions.

These service fees are collected by Union Pay, a financial institution of high credit quality, in lump-sum for a specific contracted service period when the service contract is signed, and all the remaining amount would be settled within 2-3 days.

Country Risk

The operations of the Group are located in the PRC. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Group’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Group believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recently adopted accounting standards

x)	Recently adopted accounting standards

The Group considers the applicability and impact of all accounting standards updates (“ASU”). Management periodically reviews new accounting standards that are issued.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption has no material impact on the financial statement of the Company.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Disaggregation of Income Statement Expenses: The amendments in this ASU require public companies to disclose, in interim and year-end reporting periods, additional information about certain expenses in the financial statements. These disclosures are effective beginning with 2027 annual reports, and interim reports beginning with the first quarter of 2028. Early adoption is permitted on either a prospective or retrospective basis. The adoption has no material impact on the financial statement of the Company.

The Group does not believe recently issued but not yet effective accounting standards would have a material effect on the consolidated financial position, statements of operations and cash flows.

Going Concern

y)	Going Concern

These financial statements have been prepared on a going concern basis, which implies the Company will continue to meet its obligations and continue its operations for the next twelve months. As of September 30, 2025, the Company had accumulated losses of $5,233,002 since inception, a working capital deficit of $1,416,332, and negative operating cash flows of $ 1,011,462. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon financial support from its stockholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. However, the Company cannot be certain that such capital (from its shareholders or third parties) will be available to us or whether such capital will be available on terms that are acceptable to the Company. If we are unable to raise sufficient additional capital on acceptable terms, we will have insufficient funds to operate our business or pursue our planned growth. In considering our forecast for the next twelve months and the current cash and working capital as of the filing of this Form 6-K, such matters create a substantial doubt regarding the Company’s ability to meet their financial needs and continue as a going concern. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.